Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 330,335,667.41
Total Fee Amount	45,619.36
Total Offset Amount	0.00
Net Fee	$ 45,619.36
Offering Table N/A
Offset Table N/A	N/A